Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits placed with banks or other financial institutions with original maturities less than three months, which are unrestricted as to withdrawal or use. Interest income associated with these deposits amounted to RMB2.4 million, RMB1.4 million and RMB0.1 million in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023.

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2022 and 2023:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent
							(HKD/SGD/IDR)			Total in
	Overseas	China		Overseas	China		Overseas	China		RMB thousands
		Non-VIE	VIE		Non-VIE	VIE		Non-VIE	VIE
December 31, 2022	30,080	4,730	32,147	55,389	—	—	455	—	—	122,801
December 31, 2023	32,470	1,043	23,490	17,486	—	—	159			74,648